SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 194,460	$ 194,460	$ 194,460
Accumulated amortization	194,460	169,460	152,793
Intangible assets, net		25,000	41,667
Accumulated Depreciation and Amortization	(194,460)	(169,460)	(152,793)
Net Carrying Amount		25,000	41,667
Contractual Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	66,361	66,361	66,361
Accumulated amortization	66,361	66,361	66,361
Intangible assets, net
Accumulated Depreciation and Amortization	(66,361)	(66,361)	(66,361)
Net Carrying Amount
Implementation [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	28,099	28,099	28,099
Accumulated amortization	28,099	28,099	28,099
Intangible assets, net
Accumulated Depreciation and Amortization	(28,099)	(28,099)	(28,099)
Net Carrying Amount
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	100,000	100,000	100,000
Accumulated amortization	100,000	75,000	58,333
Intangible assets, net		25,000
Accumulated Depreciation and Amortization	(100,000)	(75,000)	$ (58,333)
Net Carrying Amount		$ 25,000